Per share amounts (Tables)	12 Months Ended
Dec. 31, 2024
Per share amounts [Abstract]
Schedule of Earnings Per Share computation per common share
2024 2023
Basic earnings per share computation
Net earnings attributable to equity holders $ 171,853 $ 360,847
Weighted average common shares outstanding 434,870 433,383
Basic earnings per common share $ 0.40 $ 0.83
Diluted earnings per share computation
Net earnings attributable to equity holders $ 171,853 $ 360,847
Weighted average common shares outstanding 434,870 433,383
Dilutive effect of stock options 1,086 1,972
Weighted average common shares outstanding, assuming dilution 435,956 435,355
Diluted earnings per common share $ 0.39 $ 0.83